Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Net loss for the year	$ (40,474)	$ (204,164)
Items that will not be subsequently reclassified to net earnings (loss):
Unrealized loss on fair value of investments in marketable securities	(255)	(510)
Realized gain on investments in marketable securities	572
Remeasurement of retirement benefit plan		665
Other comprehensive income	317	155
Total comprehensive loss	$ (40,157)	$ (204,009)